Label	Element	Value
Amplify Cybersecurity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY CYBERSECURITY ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify Cybersecurity ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Nasdaq ISE Cyber Security Select Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the portfolio turnover rate of the Predecessor Fund (as defined below) was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies actively involved in providing cyber security technology and services, in accordance with the ISE Cyber Security® Industry classification. The Index will consist of a selection of constituents in the Nasdaq ISE Cyber Security Index (the “Parent Index”).

The Parent Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies (i) that are a direct service provider (hardware/software developer) for cyber security and for which cyber security business activities are a key driver of the business (“Infrastructure Providers”) or (ii) whose business model is defined by its role in providing cyber security services and for which cyber security business activities are a key driver of the business (“Service Providers”, and collectively with “Infrastructure Providers,” the “Cyber Security Companies”). Cyber security refers to products (hardware/software) and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. The securities of each company in the Index must also be listed on a securities exchange. The categories of Infrastructure Providers and Service Providers are referred to herein as “sectors”.

To be included in the Index, companies from the Parent Index must derive at least 90% of their revenues from cyber security and must have a Revenue Contribution score of at least 1.25%. The Revenue Contribution Score is the product of a company’s market capitalization and the percentage of a company’s revenue derived from cyber security or cyber security-related activities. The Revenue Contribution Score is derived from the Parent Index prior to applying any additional eligibility screens. Eligible constituents are screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of US$1 billion, a free-float equivalent to at least 20% of shares outstanding, and a minimum three-month average daily dollar trading volume of US$1 million.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. Component changes are made effective after the market close on the third Friday of March, June, September, and December.

The Index is owned, calculated, and maintained by Nasdaq, Inc. (the “Index Provider”), which is independent of the Fund, Amplify Investments LLC, the Fund’s investment adviser (the “Adviser”) and “Amplify Investments”), and Penserra Capital Management (“Penserra” or the “Sub-Adviser”). The Index Provider may make adjustments to the constituents or their weights in the Index in between scheduled rebalances and reconstitutions of the Index as the Index Provider deems appropriate to ensure the integrity of the Index.

As of December 31, 2023, the Index had 52 constituents.

The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the software industry.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies actively involved in providing cyber security technology and services, in accordance with the ISE Cyber Security® Industry classification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on or about January 29, 2024 from the ETFMG Prime Cyber Security ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 11, 2014. On January 29, 2024, the Fund ceased tracking the Prime Cyber Defense Index and began investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Predecessor Fund, based on the current strategy, would have generated.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-267-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://amplifyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.97% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -21.81% (quarter ended June 30, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Amplify Cybersecurity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Amplify Cybersecurity ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Amplify Cybersecurity ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of Fund shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.
Amplify Cybersecurity ETF | Cyber Security Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Companies Risk. Companies in the cyber security field, including companies in the Infrastructure Providers and Service Providers sectors, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cyber security companies may have limited product lines, markets, financial resources or personnel. The products of cyber security companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cyber security field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Amplify Cybersecurity ETF | Equity Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
Amplify Cybersecurity ETF | ETF Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. Absence of an Active Market. Although the Fund’s shares are approved for listing on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate. Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares. Market Trading: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Trading Issues: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Amplify Cybersecurity ETF | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. In addition, the rights and remedies associated with investments in a fund that tracks an index comprised of foreign securities may be different than a fund that tracks an index of domestic securities.
Amplify Cybersecurity ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. Depositary Receipts Risk: The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets. Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests. Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Amplify Cybersecurity ETF | Index Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Provider Risk. The Fund seeks to achieve returns that generally correlate, before fees and expenses, to the performance of the Index, as published by their Index Provider. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. The composition of the Index is heavily dependent on information and data supplied by third parties over which the Adviser has no or limited ability to oversee. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology. Because of this, if the composition of the Index reflects any errors, the Fund’s portfolio can be expected to also reflect the errors. In addition, data and information on non-U.S. countries may be unreliable or outdated or there may be less publicly available data or information about non-U.S. countries due to differences in registration, accounting, audit and financial record keeping standards which creates the potential for errors in Index data, Index computation and/or Index construction and could have an adverse effect on the Fund’s performance.
Amplify Cybersecurity ETF | Natural Disaster/Epidemic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Natural Disaster/Epidemic Risk: Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Amplify Cybersecurity ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. Unlike with an actively managed fund, the Fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Amplify Cybersecurity ETF | Reliance on Trading Partners Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Reliance on Trading Partners Risk. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Amplify Cybersecurity ETF | Security Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Amplify Cybersecurity ETF | Smaller Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Companies Risk. The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
Amplify Cybersecurity ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies (“RICs”), the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the asset diversification requirements will be satisfied if (i) at least 50% of the value of the Fund’s total assets are represented by cash and cash items, U.S. government securities, the securities of other RICs and “other securities,” provided that such “other securities” of any one issuer do not represent more than 5% of the Fund’s total assets or greater than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets are invested in securities of any one issuer (other than U.S. government securities and securities of other RICs), the securities (other than securities of other RICs) of any two or more issuers that are controlled by the Fund and are engaged in the same or similar or related trades or business, or the securities of one or more “qualified publicly traded partnerships.” When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a RIC, it would be subject to U.S. federal income tax at corporate rates on its income, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, distributions to a Fund’s shareholders would generally be taxed as ordinary dividends. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. Relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay U.S. federal income tax at corporate rates on any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
Amplify Cybersecurity ETF | Technology Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Companies Risk. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Amplify Cybersecurity ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.
Amplify Cybersecurity ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Amplify Cybersecurity ETF | Prime Cyber Defense Index/ Nasdaq ISE Cyber Security Select Index1 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Prime Cyber Defense Index/ Nasdaq ISE Cyber Security Select Index 1 (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	38.28%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.38%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014	[1]
Amplify Cybersecurity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2015	rr_AnnualReturn2015	(1.68%)
Annual Return 2016	rr_AnnualReturn2016	3.25%
Annual Return 2017	rr_AnnualReturn2017	19.61%
Annual Return 2018	rr_AnnualReturn2018	6.94%
Annual Return 2019	rr_AnnualReturn2019	23.17%
Annual Return 2020	rr_AnnualReturn2020	40.83%
Annual Return 2021	rr_AnnualReturn2021	7.23%
Annual Return 2022	rr_AnnualReturn2022	(28.17%)
Annual Return 2023	rr_AnnualReturn2023	37.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	37.42%
5 Years	rr_AverageAnnualReturnYear05	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	37.35%
5 Years	rr_AverageAnnualReturnYear05	12.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014

[1]	On January 29, 2024, the Fund ceased following the Prime Cyber Defense Index and began following the Nasdaq ISE Cyber Security Select Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.
[2]	The Annual Fund Operating Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2024 fiscal year end. The Predecessor Fund incurred other expenses of 0.01% for the fiscal year ended September 30, 2023.